Supplement to the
Fidelity® SAI Short-Term Treasury Bond Index Fund
August 15, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
STN-SUSTK-1024-100 1.9918162.100	October 1, 2024